Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,930,000
Previously Paid Amount	0.00
Total Fee Amount	1,647.53
Total Offset Amount	0.00
Net Fee	1,647.53
Narrative - Max Aggregate Offering Price	$ 11,930,000
Final Prospectus	true